UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | HTY

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 93.47%		$106,152,793

(Cost $104,528,567)

Australia 0.74%		840,660

Westpac Banking Corp.	37,500	840,660

Belgium 0.35%		396,379

Mobistar SA	7,900	396,379

Brazil 0.56%		636,435

CPFL Energia SA	43,100	636,435

Canada 7.04%		7,997,353

BCE, Inc.	111,700	4,554,000
Shaw Communications, Inc., Class B	173,500	3,443,353

France 7.03%		7,985,961

SCOR SE	56,800	1,431,870
Total SA-Strip VVPR	45,050	2,383,249
Vinci SA	52,500	2,442,017
Vivendi SA	82,500	1,728,825

Germany 3.48%		3,952,629

BASF SE	22,800	1,756,221
Deutsche Telekom AG	64,100	721,557
Muenchener Rueckversicherungs AG	11,300	1,474,851

Italy 2.94%		3,333,345

Enel SpA	367,200	1,504,742
Terna Rete Elettrica Nazionale SpA	498,100	1,828,603

Netherlands 1.53%		1,730,480

Royal Dutch Shell PLC, ADR	24,250	1,730,480

Norway 0.62%		704,989

Orkla ASA	86,850	704,989

Philippines 1.21%		1,372,032

Philippine Long Distance Telephone Company, ADR	21,600	1,372,032

Spain 1.44%		1,635,515

Telefonica SA	93,600	1,635,515

Switzerland 2.15%		2,444,796

Nestle SA	19,200	1,100,984
Swisscom AG	3,400	1,343,812

Taiwan 1.35%		1,530,496

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,700	1,530,496

United Kingdom 20.08%		22,809,524

AstraZeneca PLC, ADR (C)	75,400	3,630,510
BAE Systems PLC	340,600	1,655,707
British American Tobacco PLC	29,850	1,374,123
Diageo PLC, ADR	13,200	1,169,388
FirstGroup PLC	329,900	1,614,462
GlaxoSmithKline PLC	129,200	2,870,460
Imperial Tobacco Group PLC	38,600	1,382,130
National Grid PLC	72,200	719,715
Scottish & Southern Energy PLC	89,200	1,721,667

1

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-12 (Unaudited)

		Shares	Value

United Kingdom (continued)

United Utilities Group PLC		243,600	$2,312,944
Vodafone Group PLC		1,612,500	4,358,418

United States 42.95%			48,782,199

Altria Group, Inc. (C)		82,100	2,331,640
Arthur J. Gallagher & Company (C)		54,300	1,810,362
AT&T, Inc. (C)		74,400	2,188,104
Automatic Data Processing, Inc.		11,700	640,926
Bristol-Myers Squibb Company		35,200	1,134,848
CenturyLink, Inc. (C)		54,900	2,032,947
ConocoPhillips		16,800	1,145,928
Diamond Offshore Drilling, Inc.		16,500	1,027,950
Duke Energy Corp. (C)		171,800	3,661,058
E.I. du Pont de Nemours & Company		25,050	1,274,794
Integrys Energy Group, Inc. (C)		37,100	1,925,861
Lockheed Martin Corp.		21,100	1,736,952
Lorillard, Inc.		10,100	1,084,639
Merck & Company, Inc. (C)		68,800	2,632,288
Microchip Technology, Inc.		16,400	605,324
NiSource, Inc. (C)		232,600	5,286,998
NYSE Euronext		31,500	836,640
PepsiCo, Inc.		8,500	558,195
Philip Morris International, Inc.		25,700	1,921,589
Pitney Bowes, Inc.		55,600	1,054,743
Progress Energy, Inc.		51,600	2,803,428
R.R. Donnelley & Sons Company		91,600	1,040,576
Regal Entertainment Group (C)		83,700	1,042,065
Reynolds American, Inc.		17,100	670,833
SCANA Corp. (C)		30,900	1,385,247
Southern Company		12,500	569,500
TECO Energy, Inc. (C)		184,800	3,335,640
Vectren Corp.		22,400	640,416
Verizon Communications, Inc.		63,800	2,402,708

Preferred Securities 0.87%			$985,844

(Cost $854,267)

United States 0.87%			985,844

MetLife, Inc., Series B, 6.500% (C)		38,600	985,844

	Yield (%)	Shares	Value

Short-Term Investments 5.10%			$5,796,287

(Cost $5,796,287)

Money Market Funds 5.10%			5,796,287

State Street Institutional Treasury Money Market Fund (Y)	0.000	5,796,287	5,796,287

Total investments (Cost $111,179,121)† 99.44%			$112,934,924

Other assets and liabilities, net 0.56%			$638,253

Total net assets 100.00%			$113,573,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

2

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-12 (Unaudited)

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral at 1-31-12 was $32,248,564.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $113,114,483. Net unrealized depreciation aggregated $179,559, of which $4,742,955 related to appreciated investment securities and $4,922,514 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 1-31-12:

Utilities	25.0
Telecommunication Services	20.0
Consumer Staples	10.2
Health Care	9.0
Industrials	9.0
Financials	6.5
Energy	5.5
Consumer Discretionary	4.0
Materials	2.7
Information Technology	2.4
Short-Term Investments & Other	5.7

3

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/12	Price	Inputs	Inputs

Common Stocks
Australia	$840,660	—	$840,660	—
Belgium	396,379	—	396,379	—
Brazil	636,435	$636,435	—	—
Canada	7,997,353	7,997,353	—	—
France	7,985,961	—	7,985,961	—
Germany	3,952,629	—	3,952,629	—
Italy	3,333,345	—	3,333,345	—
Netherlands	1,730,480	1,730,480	—	—
Norway	704,989	—	704,989	—
Philippines	1,372,032	1,372,032	—	—
Spain	1,635,515	—	1,635,515	—
Switzerland	2,444,796	—	2,444,796	—
Taiwan	1,530,496	1,530,496	—	—
United Kingdom	22,809,524	4,799,898	18,009,626	—
United States	48,782,199	48,782,199	—	—
Preferred Securities
United States	985,844	985,844	—	—
Short-Term Investments	5,796,287	5,796,287	—	—

Total investments in Securities	$112,934,924	$73,631,024	$39,303,900
Other Financial Instruments:
Written Options	($226,700)	($226,700)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2, or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in investment companies are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2012, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the period ended January 31, 2012 and the contracts held at January 31, 2012.

	Number of Contracts	Premiums Received (Paid)

Outstanding, beginning of year	750	$672,884
Options written	1,965	3,094,246
Options closed	(485)	(1,577,984)
Options expired	(1,700)	(1,795,980)
Outstanding, end of year	530	$393,166

NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
S&P 100 Index	$600	Feb 2012	270	$196,283	($113,400)
S&P 400 MidCap Index	940	Feb 2012	25	34,981	(29,875)
S&P 500 Index	1350	Feb 2012	235	161,902	(83,425)
Total			530	$393,166	($226,700)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

RISK	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options	__	($226,700)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	**1-800-852-0218** **1-800-344-7054** **1-800-843-0090** **1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012